Maturity analysis of assets, liabilities and off-balance sheet commitments - Cash flows payable by HSBC under financial liabilities by remaining contractual maturities (Details) - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	$ 75,712	$ 76,625
Customer accounts	1,662,452	1,619,546
Repurchase agreements – non-trading	181,637	172,718
Trading liabilities	65,982	73,150
Financial liabilities designated at fair value	162,997	166,297
Derivatives	268,352	239,857
Debt securities in issue	122,046	108,993
Subordinated liabilities	46,003	45,579
Other financial liabilities	156,308	170,263
Cash flows payable under financial liabilities	2,741,489	2,673,028
Loan and other credit-related commitments	861,578	897,150
Financial guarantees	16,998	17,009
Cash flows payable under financial liabilities and other contractual commitments	3,620,065	3,587,187
HSBC Holdings
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Amounts owed to HSBC undertakings	231	168
Financial liabilities designated at fair value	55,512	58,525
Derivatives	6,464	6,404
Debt securities in issue	79,428	80,121
Subordinated liabilities	41,299	42,670
Other financial liabilities	3,097	4,289
Cash flows payable under financial liabilities and other contractual commitments	186,031	192,177
Due not more than 1 month
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	54,819	52,938
Customer accounts	1,382,666	1,345,006
Repurchase agreements – non-trading	168,633	159,264
Trading liabilities	65,982	73,150
Financial liabilities designated at fair value	19,139	22,262
Derivatives	262,014	232,598
Debt securities in issue	5,780	6,837
Subordinated liabilities	39	39
Other financial liabilities	138,319	149,904
Cash flows payable under financial liabilities	2,097,391	2,041,998
Loan and other credit-related commitments	861,193	895,156
Financial guarantees	16,998	16,966
Cash flows payable under financial liabilities and other contractual commitments	$ 2,975,582	$ 2,954,120
Proportion of cash flows payable in period	83.00%	83.00%
Due not more than 1 month | HSBC Holdings
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Amounts owed to HSBC undertakings	$ 0	$ 0
Financial liabilities designated at fair value	2	23
Derivatives	669	1,244
Debt securities in issue	0	0
Subordinated liabilities	0	46
Other financial liabilities	351	1,436
Cash flows payable under financial liabilities and other contractual commitments	1,022	2,749
Due over 1 month but not more than 3 months
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	1,759	2,898
Customer accounts	171,917	141,348
Repurchase agreements – non-trading	10,425	10,457
Trading liabilities	0	0
Financial liabilities designated at fair value	9,042	9,156
Derivatives	531	609
Debt securities in issue	11,309	7,407
Subordinated liabilities	120	135
Other financial liabilities	9,754	9,752
Cash flows payable under financial liabilities	214,857	181,762
Loan and other credit-related commitments	78	95
Financial guarantees	0	4
Cash flows payable under financial liabilities and other contractual commitments	$ 214,935	$ 181,861
Proportion of cash flows payable in period	6.00%	5.00%
Due over 1 month but not more than 3 months | HSBC Holdings
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Amounts owed to HSBC undertakings	$ 231	$ 168
Financial liabilities designated at fair value	133	405
Derivatives	202	556
Debt securities in issue	254	680
Subordinated liabilities	105	2,163
Other financial liabilities	1,735	1,620
Cash flows payable under financial liabilities and other contractual commitments	2,660	5,592
Due over 3 months but not more than 1 year
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	7,381	3,304
Customer accounts	97,667	119,660
Repurchase agreements – non-trading	2,195	2,996
Trading liabilities	0	0
Financial liabilities designated at fair value	18,462	26,033
Derivatives	1,008	1,295
Debt securities in issue	27,103	24,117
Subordinated liabilities	2,959	1,465
Other financial liabilities	5,421	5,943
Cash flows payable under financial liabilities	162,196	184,813
Loan and other credit-related commitments	146	371
Financial guarantees	0	39
Cash flows payable under financial liabilities and other contractual commitments	$ 162,342	$ 185,223
Proportion of cash flows payable in period	4.00%	5.00%
Due over 3 months but not more than 1 year | HSBC Holdings
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Amounts owed to HSBC undertakings	$ 0	$ 0
Financial liabilities designated at fair value	2,254	1,437
Derivatives	1,344	1,651
Debt securities in issue	1,697	4,787
Subordinated liabilities	2,627	1,360
Other financial liabilities	991	1,210
Cash flows payable under financial liabilities and other contractual commitments	8,913	10,445
1 to 5 years
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	11,242	17,123
Customer accounts	10,089	13,423
Repurchase agreements – non-trading	188	1
Trading liabilities	0	0
Financial liabilities designated at fair value	70,587	63,960
Derivatives	2,034	2,445
Debt securities in issue	45,725	43,513
Subordinated liabilities	7,373	9,020
Other financial liabilities	2,206	2,555
Cash flows payable under financial liabilities	149,444	152,040
Loan and other credit-related commitments	63	1,437
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 149,507	$ 153,477
Proportion of cash flows payable in period	4.00%	4.00%
1 to 5 years | HSBC Holdings
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Amounts owed to HSBC undertakings	$ 0	$ 0
Financial liabilities designated at fair value	26,335	31,050
Derivatives	2,591	2,227
Debt securities in issue	47,771	46,909
Subordinated liabilities	6,794	8,239
Other financial liabilities	0	0
Cash flows payable under financial liabilities and other contractual commitments	83,491	88,425
Due over 5 years
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	511	362
Customer accounts	113	109
Repurchase agreements – non-trading	196	0
Trading liabilities	0	0
Financial liabilities designated at fair value	45,767	44,886
Derivatives	2,765	2,910
Debt securities in issue	32,129	27,119
Subordinated liabilities	35,512	34,920
Other financial liabilities	608	2,109
Cash flows payable under financial liabilities	117,601	112,415
Loan and other credit-related commitments	98	91
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 117,699	$ 112,506
Proportion of cash flows payable in period	3.00%	3.00%
Due over 5 years | HSBC Holdings
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Amounts owed to HSBC undertakings	$ 0	$ 0
Financial liabilities designated at fair value	26,788	25,610
Derivatives	1,658	726
Debt securities in issue	29,706	27,745
Subordinated liabilities	31,773	30,862
Other financial liabilities	20	23
Cash flows payable under financial liabilities and other contractual commitments	$ 89,945	$ 84,966